24. INDEBTEDNESS (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term deferred financing costs	$ 15,263	$ 13,435
Long-term deferred financing costs	68,536	74,278
Deferred financing costs	83,799	87,713
Deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment	129,655	101,818
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Short-term interest rate floor	3,436	3,413
Long-term interest rate floor	15,165	18,483
Interest rate floor	18,601	21,896
Senior secured credit facilities [Member] | 8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Short-term net gain on repricing/repayment	6,315
Long-term net gain on repricing/repayment	27,868
Net gain on repricing/repayment	34,183
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Short-term prepayment option	(942)	(863)
Long-term prepayment option	(5,986)	(6,928)
Prepayment option	(6,928)	(7,791)
8.875% Senior Notes [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ 83,800	$ 87,700